Acquisition of Biostrand - Summary of Changes in Value of Subsequent Payments (Detail) - BioStrand B.V. [Member] $ in Thousands	12 Months Ended
Apr. 30, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Beginning balance	$ 0
Amount at date of acquisition	1,317
Foreign exchange	(12)
Ending balance	1,305
Less: Current portion	(808)
Non-current portion	$ 497